SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

Four Times Square

New York, New York 10036

December 18, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:    Versum Materials, LLC—

Registration Statement on Form 10

Ladies and Gentlemen:

On behalf of Versum Materials, LLC (“Versum”), submitted herewith for filing with the Securities and Exchange Commission under the Securities Exchange Act of 1934 is a Registration Statement on Form 10 of Versum (the “Registration Statement”).

If you have any questions or comments regarding the foregoing or need any additional information, please contact the undersigned by phone at (212) 735-2535, by email at michael.chitwood@skadden.com or by fax at (917) 777-2535, and Mary Afflerbach by phone at (610) 481-6807, by email at afflermt@airproducts.com or by fax at (610) 481-5900.

Very truly yours,

/s/ Michael Chitwood

Michael Chitwood